                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-3009
                                  ---------------------------------------------

                            Columbia Funds Trust II
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

      One Financial Center, Boston, Massachusetts               02111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                           Vincent Pietropaolo, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, NA 02111
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-772-3698
                                                   ----------------------------

Date of fiscal year end: 3/31/05
                        --------------------------
Date of reporting period: 9/30/04
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

FORM N-CSR ITEMS - PERIOD ENDED 9/30/04

COLUMBIA FUNDS TRUST II

ITEM 1. REPORTS TO STOCKHOLDERS.

[GRAPHIC]

COLUMBIA MONEY MARKET FUND

SEMIANNUAL REPORT

SEPTEMBER 30, 2004

[COLUMBIAFUNDS(R) LOGO]

A MEMBER OF COLUMBIA MANAGEMENT GROUP

TABLE OF CONTENTS

Fund Profile                                            1

Understanding Your Expenses                             2

Economic Update                                         3

Portfolio Manager's Report                              4

Financial Statements                                    5

   Investment Portfolio                                 6

   Statement of Assets and Liabilities                 12

   Statement of Operations                             13

   Statements of Changes in Net Assets                 14

   Notes to Financial Statements                       15

   Financial Highlights                                19

Important Information About This Report                23

Columbia Funds                                         24

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

 NOT FDIC    MAY LOSE VALUE
 INSURED  -------------------
           NO BANK GUARANTEE

PRESIDENT'S MESSAGE

                                                      COLUMBIA MONEY MARKET FUND

DEAR SHAREHOLDER:

Your fund's legal and management team here at Columbia Funds have been working hard to strengthen our mutual fund services operation and to ensure that all operations and processes comply with legal and regulatory standards. In the coming months, we will continue to monitor the oversight enhancements recently put in place by your fund's Board of Trustees and make every effort to protect the interests of all our shareholders in everything we do.

In our last report, we announced that your fund's advisor, Columbia Management Advisors, Inc., and your fund's distributor, Columbia Funds Distributor, Inc., had reached an agreement with the Securities and Exchange Commission and the New York Attorney General to settle charges involving market timing in some of our mutual funds. We want to reassure you that the settlement and all associated legal fees will be paid by Columbia Management, not by the affected funds or their shareholders.

Recently the Securities and Exchange Commission has adopted new rules regarding mutual fund governance. We think it is important for you to know that Columbia Management complied with the majority of these rules well before they were adopted. Your fund's Board of Trustees has taken the following important steps to strengthen its capacity to oversee your fund and to comply with SEC rules.

- THE BOARD OF TRUSTEES APPOINTED MARY JOAN HOENE AS CHIEF COMPLIANCE OFFICER OF COLUMBIA FUNDS. IN THIS ROLE, MS. HOENE WILL REPORT DIRECTLY TO THE BOARD OF TRUSTEES AND WILL WORK WITH THE BOARD OF TRUSTEES AS WELL AS THE SENIOR LEADERSHIP OF COLUMBIA MANAGEMENT, THE INVESTMENT MANAGEMENT ARM OF BANK OF AMERICA, AND WITH BANK OF AMERICA'S PRINCIPAL COMPLIANCE EXECUTIVES. SHE WILL FOCUS ON THE OVERALL COMPLIANCE PROGRAM OF THE FUNDS AND THE RESPONSIBILITY AND PERFORMANCE OF THE FUND'S SERVICE PROVIDERS.

     PRIOR TO HER APPOINTMENT, MS. HOENE WAS A PARTNER IN THE LAW FIRM OF CARTER, LEDYARD & MILBURN, LLP. PREVIOUSLY SHE ALSO SERVED AS ASSOCIATE DIRECTOR AND DEPUTY DIRECTOR FOR THE SECURITIES AND EXCHANGE COMMISSION DIVISION OF INVESTMENT MANAGEMENT. AS AN ACTIVE ADVISOR, MS. HOENE HAS HELPED SEVERAL FUND BOARDS DEVELOP INDEPENDENT BOARD PRACTICES. THE BOARD IS PLEASED TO HAVE MS. HOENE, WITH HER BROAD AND EXTENSIVE EXPERIENCE, IN THIS IMPORTANT NEW POSITION.

- THE BOARD OF TRUSTEES HAS ESTABLISHED OPERATIONAL GUIDELINES THAT RESULT IN STRONGER, MORE VIGILANT TRUSTEESHIP ACROSS THE ENTIRE COLUMBIA MANAGEMENT ORGANIZATION. BOARD COMMITTEES HAVE BEEN ESTABLISHED TO OVERSEE PRODUCTS BY FUND CATEGORY, ALLOWING FOR GREATER SPECIALIZATION AMONG BOARD TRUSTEES. SHAREHOLDERS WILL ELECT BOARD MEMBERS EVERY FIVE YEARS, BEGINNING IN 2005.

- IN ADDITION TO ENHANCEMENTS TO OVERSIGHT WITHIN COLUMBIA MANAGEMENT, OUR PARENT COMPANY -- BANK OF AMERICA -- HAS ALSO INCREASED THE ROLE THAT SUCH PROFESSIONALS PLAY WITHIN THE BROADER ORGANIZATION. A CHIEF COMPLIANCE OFFICER HAS BEEN NAMED TO REPORT DIRECTLY TO KEN LEWIS, BANK OF AMERICA'S CHIEF EXECUTIVE OFFICER. BANK OF AMERICA HAS ALSO ADOPTED A CORPORATE CODE OF ETHICS COMMITTEE, AN INTERNAL COMPLIANCE CONTROLS COMMITTEE AND A REGULATORY IMPLEMENTATION GROUP TO ENSURE FULL ALIGNMENT AND EXECUTION OF REMEDIAL ACTIONS AND BEST PRACTICES ACROSS THE COMPANY.

In the pages that follow, you'll find a discussion of the economic environment during the period, followed by a detailed report from the fund's manager on key factors that influenced performance. This report is rich in information, and you should discuss it with your financial advisor if you have questions.

We are committed to providing quality products and services to our shareholders, strengthening your confidence in us, and working hard to help you achieve financial success. It is a privilege to play a role in your financial future, and we value your business. Thank you for choosing Columbia Management.

Sincerely,

/s/ Christopher Wilson

Christopher Wilson
HEAD OF MUTUAL FUNDS, COLUMBIA MANAGEMENT

Christopher Wilson is Head of Mutual Funds for Columbia Management, responsible for the day-to-day delivery of mutual fund services to the firm's investors. With the exception of distribution, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. Chris serves as Columbia Management's chief liaison to the mutual fund boards of trustees.

Chris joined Bank of America in August 2004.

FUND PROFILE

                                                      COLUMBIA MONEY MARKET FUND

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed and the composition of its portfolio will change over time.

PORTFOLIO BREAKDOWN AS OF 09/30/04 (%)

   Commercial paper                          31.9
   Corporate fixed-income bonds & notes      28.5
   Government agencies and obligations       22.7
   Municipal bonds                           13.4
   Certificates of deposit                    3.7

PORTFOLIO MATURITY AS OF 09/30/04 (%)

   1-4 days                                   0.0
   5-14 days                                 47.0
   15-29 days                                30.7
   30-59 days                                 8.0
   More than 59 days                         14.3

(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

     Portfolio breakdown is calculated as a percentage of net assets. Portfolio maturity is calculated as a percentage of total investments.

[SIDENOTE]

SUMMARY

- FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004, THE FUND'S CLASS A SHARES RETURNED 0.28% WITHOUT SALES CHARGE.

- THE FUND'S RETURN WAS HIGHER THAN THE AVERAGE RETURN OF ITS PEER GROUP, THE LIPPER MONEY MARKET FUNDS CATEGORY, WHICH WAS 0.25% FOR THE SAME PERIOD.(1)

- SHORT-TERM RATES ROSE BY THREE-QUARTERS OF A PERCENTAGE POINT DURING THE PERIOD FOLLOWING A SERIES OF INTERVENTIONS BY THE FEDERAL RESERVE BOARD.

[CHART]

CLASS A SHARES                               0.28%
LIPPER MONEY MARKET FUNDS CATEGORY           0.25%

                                    OBJECTIVE
                          Seeks maximum current income
                             consistent with capital
                        preservation and the maintenance
                                  of liquidity.

                                TOTAL NET ASSETS
                                 $536.4 million

UNDERSTANDING YOUR EXPENSES

                                                      COLUMBIA MONEY MARKET FUND

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also continuing costs, which generally include investment advisory and/or Rule 12b-1 fees, and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the continuing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

APRIL 1, 2004 - SEPTEMBER 30, 2004

                 ACCOUNT VALUE AT THE        ACCOUNT VALUE AT THE            EXPENSES PAID               FUND'S ANNUALIZED
              BEGINNING OF THE PERIOD ($)    END OF THE PERIOD ($)        DURING THE PERIOD ($)          EXPENSE RATIO (%)

                ACTUAL     HYPOTHETICAL     ACTUAL    HYPOTHETICAL      ACTUAL     HYPOTHETICAL
   Class A     1,000.00     1,000.00       1,003.36      1,021.21         3.87         3.90                    0.77
   Class B     1,000.00     1,000.00         999.65      1,018.90         6.17         6.23                    1.23
   Class C     1,000.00     1,000.00       1,000.85      1,019.50         5.57         5.62                    1.11
   Class Z     1,000.00     1,000.00       1,003.36      1,021.21         3.87         3.90                    0.77

Expenses paid during the period are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Advisor or Distributor not waived or reimbursed a portion of Class B and Class C shares' expenses, Class B and Class C shares' total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only continuing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

COMPARE WITH OTHER FUNDS

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

[SIDENOTE]

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

- FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM COLUMBIA FUNDS SERVICES, INC., YOUR ACCOUNT BALANCE IS AVAILABLE ONLINE AT www.columbiafunds.com OR BY CALLING SHAREHOLDER SERVICES AT 800.345.6611

- FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM THEIR BROKERAGE FIRM, CONTACT YOUR BROKERAGE FIRM TO OBTAIN YOUR ACCOUNT BALANCE

1. DIVIDE YOUR ENDING ACCOUNT BALANCE BY $1,000. FOR EXAMPLE, IF AN ACCOUNT BALANCE WAS $8,600 AT THE END OF THE PERIOD, THE RESULT WOULD BE 8.6

2. IN THE SECTION OF THE TABLE BELOW TITLED "EXPENSES PAID DURING THE PERIOD," LOCATE THE AMOUNT FOR YOUR SHARE CLASS. YOU WILL FIND THIS NUMBER IS IN THE COLUMN LABELED "ACTUAL." MULTIPLY THIS NUMBER BY THE RESULT FROM STEP 1. YOUR ANSWER IS AN ESTIMATE OF THE EXPENSES YOU PAID ON YOUR ACCOUNT DURING THE PERIOD

ECONOMIC UPDATE

                                                      COLUMBIA MONEY MARKET FUND

During the six-month period that began April 1, 2004 and ended September 30, 2004, the US economy continued to grow at a healthy pace, despite uncertainty about job growth, rising energy prices and a slowdown in consumer spending. The economy encountered a soft patch in the spring, as the rate of growth slowed from 4.5% to 3.3%, but data for the summer months suggested that it picked up again in the third quarter.

Job growth dominated the economic news. More than one million jobs were created between March and June, and consumer confidence soared to its highest level in two years. However, job growth fell below expectations in July and August and consumer confidence fell. According to the Labor Department's payroll survey, the job market has not fully recovered from the losses incurred during the economic downturn of 2000-2001, and that has left consumers cautious about the months ahead.

Consumer spending held up in the first half of the period, as last year's tax rebates and tax cuts continued to work their way into household budgets. Even when spending declined during the summer, housing activity remained strong. Also, the business sector stepped into the gap created by sagging consumer spending. Industrial production rose; factories utilized more of their capacity; and spending on technology, capital equipment and construction picked up.

BONDS EKE OUT A POSITIVE RETURN

Early in the period, the US bond market was beset with volatility. Bond prices fell and yields rose when job growth picked up in the spring and investors began to anticipate higher short-term interest rates. However, a shaky stock market, higher energy prices and some mixed economic data gave the bond market a boost in the last three months of the period. The 10-year Treasury yield ended the period at 4.1%, very close to where it started. In this environment, the Lehman Brothers Aggregate Bond Index returned 0.68%.

High-yield bonds, which can be less sensitive to changing interest rates, gained 3.72%, as measured by the Merrill Lynch US High Yield, Cash Pay Index. A relatively strong economy improved credit quality and the sector's high yields attracted investors seeking income. Municipal and mortgage bonds rose more than 1.4% for the six-month period, as measured by Lehman Brothers, outperforming Treasury bonds.

STOCKS STAND STILL

Despite solid profit growth and a growing economy, the stock market failed to advance during the reporting period. The S&P 500 Index returned negative 0.18%. Leadership passed from small-cap stocks to mid- and large-cap stocks, and value stocks continued to lead growth stocks. However, in the final month of the period small- and mid-cap growth stocks bested their value counterparts. Energy and real estate investment trusts were the best-performing sectors.

HIGHER SHORT TERM INTEREST RATES

After a year of the lowest short-term interest rates in recent history, the Federal Reserve Board (the Fed) raised the federal funds rate, a key short-term rate, from 1.00% to 1.75% in three equal steps during the period. The Fed indicated that it would continue to raise short-term interest rates at a "measured pace," in an attempt to balance economic growth against inflationary pressures. Because the Fed's moves were widely anticipated, these rate increases have had little, if any, impact on the financial markets since they commenced.

[SIDENOTE]

SUMMARY:

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004

- INVESTMENT-GRADE BONDS EKED OUT MODEST GAINS. THE LEHMAN BROTHERS AGGREGATE BOND INDEX RETURNED 0.68%. HIGH-YIELD BONDS, WHICH CAN BE LESS SENSITIVE TO CHANGING INTEREST RATES, LED THE FIXED-INCOME MARKETS. THE MERRILL LYNCH US HIGH YIELD, CASH PAY INDEX RETURNED 3.72%

[CHART]

MERRILL LYNCH INDEX                          3.72%
LEHMAN INDEX                                 0.68%

- STOCK PRICES WERE DOWN, AS MEASURED BY THE S&P 500 INDEX AND THE BROADER RUSSELL 3000 INDEX. THE MARKET RETREATED AS A HOST OF UNCERTAINTIES UNSETTLED INVESTORS.

[CHART]

S&P 500 INDEX                               -0.18%
RUSSELL 3000 INDEX                          -0.60%

The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar-denominated, non-convertible investment-grade debt issues.

The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large capitalization US stocks.

The Russell 3000 Index is an unmanaged index that tracks the performance of the 3,000 largest US companies based on total market capitalization.

PORTFOLIO MANAGER'S REPORT

                                                      COLUMBIA MONEY MARKET FUND

For the six-month period ended September 30, 2004, Columbia Money Market Fund class A shares returned 0.28%. The fund's return was higher than the average return of its peer group, the Lipper Money Market Funds Category, which was 0.25% for the same period. Although returns were modest, short-term interest rates moved sharply higher during the period, creating the potential for higher money-market returns in the future.

THE FEDERAL RESERVE BOARD REVERSES COURSE

When the period began, short-term interest rates were at historical lows, the result of a multi-year effort by the Federal Reserve Board (the Fed) to stimulate the US economy. On June 30, following several quarters of robust economic growth and three months of especially strong employment reports, the Fed decided that improved economic conditions warranted a change in monetary policy. Their response was to raise a key short-term interest rate--the federal funds rate--by one quarter of one percentage point, from 1.00% to 1.25%. The fed funds rate is the rate that member banks pay for overnight borrowing. Two rate hikes of the same magnitude were initiated during the third calendar quarter, bringing the fed funds rate to 1.75%.

WEIGHTED AVERAGE MATURITY ADJUSTED DOWNWARD

Because we expected short-term interest rates to move higher during the period, we reduced the fund's weighted average maturity from 50 days to 32. We took this action in order to minimize price volatility and to increase our ability to reinvest the fund's assets at higher rates when securities mature.

Our securities selection remained fundamentally unchanged. We continue to emphasize VRDNs (Variable Rate Demand Notes) and other floating rate securities, which altogether account for 60% of the fund's net assets. VRDNs are attractive holdings because the rates they pay are adjusted upward or downward each time the interest rate to which they are tied changes. In an environment of rising interest rates, VRDNs offer the fund flexibility and the opportunity to capture higher rates more quickly than securities with fixed rates.

A TREND TOWARD HIGHER YIELDS

The Federal Reserve Board has indicated that it will continue to make small, but ongoing, increases in the fed funds rate. If the Fed continues to operate in this manner, we plan to keep the fund's average maturity relatively low. In particular, we do not anticipate purchasing any one-year securities until the yield on those securities provides adequate compensation, in our opinion, for their higher risks.

[PHOTO OF KAREN ARNEIL]

Karen Arneil has managed Columbia Money Market Fund since July 2002 and has been with the advisor or its predecessors or affiliate organizations since 1996.


/s/ Karen M. Arneil

[SIDENOTE]

DISTRIBUTIONS DECLARED PER SHARE 04/01/04 - 09/30/04 ($)

   Class A                        0.003
   Class B                        0.001
   Class C                        0.001
   Class Z                        0.003

7-DAY YIELDS ON 09/30/04 (%)

   Class A                        0.96
   Class B                        0.10
   Class C                        0.56
   Class Z                        0.96

30-DAY YIELDS ON 09/30/04 (%)

   Class A                        0.87
   Class B                        0.10
   Class C                        0.46
   Class Z                        0.87

The 30-day SEC yields reflect the portfolios earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE INVESTMENT RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THE SHARES MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT www.columbiafunds.com FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

FINANCIAL STATEMENTS

SEPTEMBER 30, 2004                                    COLUMBIA MONEY MARKET FUND

A GUIDE TO UNDERSTANDING YOUR FUND'S FINANCIAL STATEMENTS

INVESTMENT PORTFOLIO

The investment portfolio details all of the fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

STATEMENT OF ASSETS AND LIABILITIES

This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

STATEMENT OF OPERATIONS

This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.

STATEMENT OF CHANGES IN NET ASSETS

This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

NOTES TO FINANCIAL STATEMENTS

These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

FINANCIAL HIGHLIGHTS

The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses the classes' performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

INVESTMENT PORTFOLIO

SEPTEMBER 30, 2004 (UNAUDITED)                        COLUMBIA MONEY MARKET FUND

                                                                                                         PAR ($)     VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 31.9%

                         BARCLAYS BANK PLC           1.765% 05/25/05                                  10,000,000     9,998,023

                         BAVARIA TRR CORP.           1.800% 10/20/04                                  15,000,000    14,985,750

                              CHARTA CORP.           1.840% 11/17/04                                  15,000,000    14,963,966

                     GIRO BALANCED FUNDING           1.780% 10/22/04                                  16,000,000    15,983,387

                               GOVCO, INC.           1.500% 10/06/04                                  10,000,000     9,997,917

              JUPITER SECURITIZATION CORP.           1.690% 10/08/04                                  20,000,000    19,993,428

                           LLOYDS BANK PLC           1.160% 10/13/04                                  15,000,000    14,994,200

                    NEW CENTER ASSET TRUST           1.750% 11/12/04                                  20,000,000    19,959,283

                      PARADIGM FUNDING LLC           1.780% 10/12/04                                  20,000,000    19,989,122

                  THORNBURG MORTGAGE, INC.           1.890% 12/16/04                                  15,000,000    14,939,517

                  VICTORY RECEIVABLE CORP.           1.800% 10/18/04                                  15,000,000    14,987,250

                                              TOTAL COMMERCIAL PAPER
                                               (COST OF $170,791,843)                                              170,791,843

CORPORATE FIXED-INCOME BONDS & NOTES - 28.5%

FINANCIALS - 28.5%

BANKS - 5.6%

                HBOS TREASURY SERVICES PLC           1.890% 07/29/05 (a)(b)                           10,000,000    10,007,430

                                US BANK NA           1.780% 10/25/04 (b)                              10,000,000     9,999,862

                         WELLS FARGO & CO.           1.730% 11/15/05 (a)(b)                           10,000,000    10,000,000

                                                                                                     Banks Total    30,007,292
DIVERSIFIED FINANCIAL SERVICES - 22.9%

             AMERICAN EXPRESS CREDIT CORP.           1.736% 03/05/08 (b)                              13,000,000    13,000,000
                                                     1.841% 12/20/05 (a)(b)                           12,000,000    12,000,000

           AMERICAN HEALTHCARE FUNDING LLC        LOC: LaSalle Bank NA, UMB Bank NA
                                                      1.840% 03/01/29 (b)                              3,992,000     3,992,000

         AUTUMN HOUSE AT POWDER MILL, INC.        LOC: SunTrust Bank
                                                      1.850% 02/01/28 (a)(b)                           3,860,000     3,860,000

              BEST ONE TIRE & SERVICES LLC        LOC: Fifth Third Bank
                                                      1.840% 02/01/18 (b)                              7,815,000     7,815,000

See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

FINANCIALS - (CONTINUED)

DIVERSIFIED FINANCIAL SERVICES - (CONTINUED)

                 CENTRAL AVENUE PROPERTIES        LOC: Fifth Third Bank
                                                      1.840% 11/01/23 (b)                              1,225,000     1,225,000

                  CENTRAL SUPPLY CO., INC.        LOC: Fifth Third Bank
                                                      1.840% 08/01/23 (b)                              2,000,000     2,000,000

               CHAGRIN VALLEY PARTNERS LLC        LOC: Fifth Third Bank
                                                      1.840% 11/01/13 (b)(c)                           1,180,000     1,180,000

                  CONGREGATION MKOR SHALOM        LOC: Wachovia Bank
                                                      1.910% 06/01/23 (b)                              2,225,000     2,225,000

                     CONNECTICUT WATER CO.        LOC: Citizens Bank of Rhode Island
                                                      1.800% 01/04/29 (b)                              4,500,000     4,500,000

                   CRESCENT PAPER TUBE CO.        LOC: Fifth Third Bank
                                                      1.840% 08/01/22 (b)(c)                           2,710,000     2,710,000

                    CRESTMONT NURSING HOME        LOC: Fifth Third Bank
                                                      1.790% 03/01/24 (b)(c)                           1,000,000     1,000,000

                    CRESTMONT REALTY CORP.        LOC: Fifth Third Bank
                                                      1.840% 11/01/22 (b)                              4,515,000     4,515,000

                         DOMINICAN SISTERS        LOC: Fifth Third Bank
                                                      1.840% 10/01/23 (b)(c)                           4,050,000     4,050,000

            GENERAL ELECTRIC CAPITAL CORP.           1.868% 10/17/05 (b)                              13,000,000    13,000,000

                     GILEAD FRIENDS CHURCH        LOC: Fifth Third Bank
                                                      1.840% 10/01/17 (b)(c)                           1,000,000     1,000,000

                          JMB REALTY CORP.        LOC: Fifth Third Bank
                                                      1.840% 05/01/22 (b)(c)                           1,770,000     1,770,000

                  JUL-MARK INVESTMENTS LLC        LOC: Fifth Third Bank
                                                      1.840% 10/01/25 (b)(c)                           1,000,000     1,000,000

            K.C. JORDAN & ASSOCIATES, INC.        LOC: Fifth Third Bank
                                                      1.840% 04/01/23 (b)                              1,000,000     1,000,000

          KINGSTON CARE CENTER OF SYLVANIA        LOC: Bank One NA
                                                      1.870% 05/01/33 (b)                             11,675,000    11,675,000

                 MICHIGAN EQUITY GROUP LLC        LOC: Fifth Third Bank
                                                      1.840% 04/01/34 (b)                              1,350,000     1,350,000
                                                      1.840% 04/01/34 (b)(c)                           2,540,000     2,540,000

                            MORGAN STANLEY           1.850% 11/25/05 (b)                              12,000,000    12,000,000

                PRECISION RADIOTHERAPY LLC        LOC: Fifth Third Bank
                                                      1.840% 08/01/18 (b)                              2,430,000     2,430,000

                                 See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

FINANCIALS - (CONTINUED)

DIVERSIFIED FINANCIAL SERVICES - (CONTINUED)

                        PS GREETINGS, INC.       LOC: LaSalle Bank NA
                                                      1.940% 12/01/33 (b)                              1,080,000     1,080,000

                      SHEPHERD CAPITAL LLC       LOC: Old Kent Bank & Trust
                                                      1.960% 03/15/49 (b)                              1,990,000     1,990,000

                   SKELETEL PROPERTIES LLC           1.840% 06/01/34 (b)                               1,000,000     1,000,000
                                                 LOC: Fifth Third Bank
                                                     1.840% 11/01/14 (b)                               2,000,000     2,000,000

               SPARTAN MEDICAL FACILITY LP       LOC: Fifth Third Bank
                                                      1.840% 12/01/26 (b)(c)                           1,500,000     1,500,000

                  TITAN HOLDINGS GROUP LLC       LOC: Fifth Third Bank
                                                      1.840% 05/01/12 (b)                              1,155,000     1,155,000

         YOUNG MEN'S CHRISTIAN ASSOCIATION       LOC: Wachovia Bank
                                                      1.840% 02/01/24 (b)                              2,490,000     2,490,000
                                                                                                                   -----------
                                                                                  Diversified Financial Services
                                                                                                           Total   123,052,000
                                                                                                                   -----------
                                                                                                FINANCIALS TOTAL   153,059,292

                                                 TOTAL CORPORATE FIXED-INCOME BONDS & NOTES
                                                 (COST OF $153,059,292)                                            153,059,292

GOVERNMENT AGENCIES & OBLIGATIONS - 22.7%
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 22.7%

                    FEDERAL HOME LOAN BANK           1.350% 04/15/05 - 04/29/05                       13,000,000    13,000,000
                                                     1.540% 04/19/05 (b)                              15,000,000    14,997,546
                                                     1.760% 04/25/05 (b)                               7,000,000     6,998,410

          FEDERAL HOME LOAN MORTGAGE CORP.           1.538% 10/07/05 (b)                              30,000,000    30,000,000
                                                     1.610% 12/07/04                                  10,000,000     9,970,036
                                                     1.665% 11/07/05 (b)                               8,000,000     8,000,000

     FEDERAL NATIONAL MORTGAGE ASSOCIATION           1.550% 05/04/05                                   6,000,000     6,000,000
                                                     1.600% 05/13/05                                   3,000,000     3,000,000
                                                     1.750% 05/23/05                                   5,000,000     5,000,000
                                                     1.860% 03/23/05 (b)                              25,000,000    24,997,618
                                                                                                                   -----------
                                                                                      U.S. GOVERNMENT AGENCIES &
                                                                                               OBLIGATIONS TOTAL   121,963,610

                                                 TOTAL GOVERNMENT AGENCIES & OBLIGATIONS
                                                 (COST OF $121,963,610)                                            121,963,610

See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 13.4%
CALIFORNIA - 2.9%

  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPS.    California Multifamily Revenue:
                                                   Bachenheimer Building Apartments, Series 2002,
                                                   LOC: FNMA,
                                                      1.840% 07/15/35 (b)                              2,100,000     2,100,000
                                                   Berkeleyan LLC, Series 2003,
                                                   LOC: FNMA,
                                                      1.840% 05/15/33 (b)                              2,200,000     2,200,000
                                                   Darling Florist Building Apartments, Series 2002,
                                                   LOC: FNMA,
                                                      1.840% 07/15/35 (b)                              1,500,000     1,500,000
                                                   Fine Arts Building Apartments, Series 2002,
                                                   LOC: FNMA,
                                                      1.840% 07/15/35 (b)                              3,800,000     3,800,000
                                                   Gaia Building LLC, Series 2000,
                                                   LOC: FNMA,
                                                      1.840% 09/15/32 (b)                              2,375,000     2,375,000

             CALIFORNIA STATEWIDE COMMUNITIES
                        DEVELOPMENT AUTHORITY    Vineyard Creek Apartments, Series 2003,
                                                  LOC: Federal Home Loan Bank,
                                                      1.860% 12/01/36 (b)                              3,700,000     3,700,000
                                                                                                                    ----------
                                                                                                CALIFORNIA TOTAL    15,675,000
GEORGIA - 0.2%

           BURKE COUNTY DEVELOPMENT AUTHORITY    Series 2003,
                                                   LOC: Fifth Third Bank,
                                                      1.840% 08/01/18 (b)                              1,000,000     1,000,000
                                                                                                                    ----------
                                                                                                   GEORGIA TOTAL     1,000,000
INDIANA - 0.5%

FIRST PENTECOSTAL CHURCH OF NOBLESVILLE, INC.     Series 2003,
                                                   LOC: Bank One NA,
                                                      1.840% 11/01/26 (b)                              1,660,000     1,660,000

  INDIANA STATE DEVELOPMENT FINANCE AUTHORITY     Lawrence Utilities, Series 2003 B,
                                                   LOC: Fifth Third Bank,
                                                      1.840% 07/01/23 (b)                              1,000,000     1,000,000
                                                                                                                    ----------
                                                                                                   INDIANA TOTAL     2,660,000
IOWA - 0.5%

                       IOWA FINANCE AUTHORITY    St. Luke's Health Foundation, Series 2003 B,
                                                   LOC: General Electric Capital Corp.,
                                                      1.840% 03/01/18 (b)                              2,565,000     2,565,000
                                                                                                                    ----------
                                                                                                      IOWA TOTAL     2,565,000
MICHIGAN - 1.8%

            MICHIGAN STATE UNIVERSITY REVENUE    Series 2003 C,
                                                   SPA: Landesbank Hessen-Thurigen GZ,
                                                      1.830% 02/15/33 (b)                              9,850,000     9,850,000
                                                                                                                    ----------
                                                                                                  MICHIGAN TOTAL     9,850,000

                                 See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)

NEW HAMPSHIRE - 1.3%

     NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY    Series 2002 A,
                                                   SPA: Bank of New York,
                                                      1.890% 11/01/20 (b)                              7,100,000     7,100,000
                                                                                                                   -----------
                                                                                             NEW HAMPSHIRE TOTAL     7,100,000
NEW JERSEY - 3.6%

              NEW JERSEY ECONOMIC DEVELOPMENT    Series 2003,
                      AUTHORITY LEASE REVENUE      Insured: FSA,
                                                   SPA: Dexia Credit Local,
                                                      1.840% 02/15/29 (b)                             19,000,000    19,000,000
                                                                                                                   -----------
                                                                                                NEW JERSEY TOTAL    19,000,000
TENNESSEE - 0.4%

 COFFEE COUNTY INDUSTRIAL BOARD, INC. REVENUE    Stamtec, Inc., Series 1999,
                                                  LOC: First Union National Bank,
                                                      1.910% 09/01/14 (b)                              2,020,000     2,020,000
                                                                                                                   -----------
                                                                                                 TENNESSEE TOTAL     2,020,000
TEXAS - 2.2%

             SAN ANTONIO EDUCATION FACILITIES
                          CORPORATION REVENUE    St. Anthony Catholic High School,
                                                 Series 2003 B,
                                                  LOC: Bank One NA,
                                                      1.890% 12/01/23 (b)                              1,070,000     1,070,000

                                  TEXAS STATE    Veterans' Housing, Series 2002 B,
                                                   SPA: Landesbank Hessen-Thuringen GZ,
                                                      1.840% 06/01/23 (b)                             10,750,000    10,750,000
                                                                                                                   -----------
                                                                                                     TEXAS TOTAL    11,820,000

                                                 TOTAL MUNICIPAL BONDS
                                                 (COST OF $71,690,000)                                              71,690,000

CERTIFICATES OF DEPOSIT - 3.7%

                         Canadian Imperial       1.810% 10/14/05 (b)(d)                               20,000,000    20,000,000

                                                 TOTAL CERTIFICATES OF DEPOSIT
                                                 (COST OF $20,000,000)                                              20,000,000

                                                 TOTAL INVESTMENTS - 100.2%
                                                 (COST OF $537,504,745) (e)                                        537,504,745

                                                 OTHER ASSETS & LIABILITIES, NET - (0.2)%                           (1,111,964)

                                                 NET ASSETS - 100.0%                                               536,392,781

See Accompanying Notes to Financial Statements.

NOTES TO INVESTMENT PORTFOLIO:

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $35,867,430, which represents 6.7% of net assets.

(b) Variable rate security. The interest rate shown reflects the rate as of September 30, 2004.

(c) Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security may only be resold in exempt transactions to qualified buyers. Private resale of this security to qualified institutional buyers is also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At September 30 2004, these securities amounted to $16,750,000 which represents 3.1% of net assets.

(d) The rate shown represents the annualized yield at the date of purchase or the date of coupon reset.

(e) Cost for both financial statement and federal income tax purposes is the same.

          ACRONYM                          NAME
-----------------------------------------------------------------------
           Abag                   Association of Bay Area Government
           FNMA                   Federal National Mortgage Association
            FSA                   Financial Security Assurance Co.
            LOC                   Letter of Credit/Line of Credit
            SPA                   Stand-by Purchase Agreement

                                 See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004 (UNAUDITED)                        COLUMBIA MONEY MARKET FUND

                                                                                                                      ($)
                                            -----------------------------------------------------------------------------
                                  ASSETS    Investments, at cost                                              537,504,745
                                                                                                              -----------
                                            Investments, at value                                             537,504,745
                                            Receivable for:
                                             Fund shares sold                                                     473,786
                                             Interest                                                             600,412
                                            Expense reimbursement due from Investment Advisor                      15,112
                                            Deferred Trustees' compensation plan                                   23,298
                                                                                                              -----------
                                               Total Assets                                                   538,617,353

                             LIABILITIES    Payable to custodian bank                                             587,069
                                            Payable for:
                                             Fund shares repurchased                                            1,110,663
                                             Distributions                                                         11,551
                                             Investment advisory fee                                              112,763
                                             Administration fee                                                   117,947
                                             Transfer agent fee                                                   143,804
                                             Pricing and bookkeeping fees                                          23,059
                                             Custody fee                                                            1,094
                                             Distribution and service fees                                         62,379
                                            Deferred Trustees' fees                                                23,298
                                            Other liabilities                                                      30,945
                                                                                                              -----------
                                               Total Liabilities                                                2,224,572

                                                                                                NET ASSETS    536,392,781

               COMPOSITION OF NET ASSETS    Paid-in capital                                                   536,430,738
                                            Overdistributed net investment income                                 (30,807)
                                            Accumulated net realized loss                                          (7,150)
                                                                                                              -----------
                                                                                                NET ASSETS    536,392,781

                                 CLASS A    Net assets                                                        226,348,064
                                            Shares outstanding                                                226,401,561
                                            Net asset value and offering price per share                             1.00(a)

                                 CLASS B    Net assets                                                         81,264,649
                                            Shares outstanding                                                 81,296,918
                                            Net asset value and offering price per share                             1.00(a)

                                 CLASS C    Net assets                                                         11,826,659
                                            Shares outstanding                                                 11,831,675
                                            Net asset value and offering price per share                             1.00(a)

                                 CLASS Z    Net assets                                                        216,953,409
                                            Shares outstanding                                                217,205,704
                                            Net asset value, offering and redemption price per share                 1.00

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)
                                                      COLUMBIA MONEY MARKET FUND

                                                                                                                      ($)
                                            -----------------------------------------------------------------------------
                       INVESTMENT INCOME    Interest                                                            3,787,051

                                EXPENSES    Investment advisory fee                                               706,516
                                            Administration fee                                                    697,649
                                            Distribution fee:
                                             Class B                                                              319,983
                                             Class C                                                               49,282
                                            Service fee:
                                             Class B                                                              106,661
                                             Class C                                                               16,474
                                            Transfer agent fee                                                    611,379
                                            Pricing and bookkeeping fees                                           76,331
                                            Trustees' fees                                                          9,514
                                            Custody fee                                                            10,243
                                            Other expenses                                                         95,723
                                                                                                                ---------
                                             Total Expenses                                                     2,699,755
                                            Distribution and service fees reimbursed by Investment Advisor:
                                             Class B                                                             (232,397)
                                             Class C                                                               (3,729)
                                            Fees waived by Distributor - Class C                                  (39,398)
                                            Custody earnings credit                                                (1,356)
                                                                                                                ---------
                                             Net Expenses                                                       2,422,875
                                                                                                                ---------
                                            Net Investment Income                                               1,364,176

        NET REALIZED LOSS ON INVESTMENTS    Net realized loss on investments                                         (609)
                                                                                                                ---------
                                            Net Increase in Net Assets from Operations                          1,363,567

                                 See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                      COLUMBIA MONEY MARKET FUND

                                                                                       (UNAUDITED)
                                                                                  SIX MONTHS ENDED    PERIOD ENDED      YEAR ENDED
                                                                                     SEPTEMBER 30,       MARCH 31,        JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:                                                        2004 ($)     2004(a) ($)     2003(b) ($)
----------------------------------------    --------------------------------------------------------------------------------------
                              OPERATIONS    Net investment income                        1,364,176       1,035,604       3,538,268

                                            Net realized loss on investments                  (609)           (149)             --
                                                                                  ------------------------------------------------
                                            Net Increase from Operations                 1,363,567       1,035,455       3,538,268

 DISTRIBUTIONS DECLARED TO SHAREHOLDERS:    From net investment income:
                                             Class A                                      (644,244)       (441,305)     (1,493,624)
                                             Class B                                       (42,758)        (73,946)       (208,504)
                                             Class C                                       (13,705)        (12,956)        (55,169)
                                             Class Z                                      (663,624)       (588,244)     (1,763,556)
                                                                                  ------------------------------------------------
                                               Total Distributions Declared to
                                                 Shareholders                           (1,364,331)     (1,116,451)     (3,520,853)

                      SHARE TRANSACTIONS    Class A:
                                             Subscriptions                             127,218,494     271,755,492     910,150,826
                                             Distributions reinvested                      617,440         412,583       1,302,088
                                             Redemptions                              (130,237,093)   (309,985,945)   (855,426,770)
                                                                                  ------------------------------------------------
                                               Net Increase (Decrease)                  (2,401,159)    (37,817,870)     56,026,144
                                            Class B:
                                             Subscriptions                              34,881,707      54,247,449     155,689,122
                                             Distributions reinvested                       37,329          64,742         158,062
                                             Redemptions                               (35,992,370)    (82,734,676)   (141,953,170)
                                                                                  ------------------------------------------------
                                               Net Increase (Decrease)                  (1,073,334)    (28,422,485)     13,894,014
                                            Class C:
                                             Subscriptions                              13,082,677      33,670,794     120,063,340
                                             Distributions reinvested                       11,951          10,662          45,279
                                             Redemptions                               (16,660,815)    (35,609,703)   (123,559,631)
                                                                                  ------------------------------------------------
                                               Net Decrease                             (3,566,187)     (1,928,247)     (3,451,012)
                                            Class Z:
                                             Subscriptions                              94,140,168     167,190,771     262,511,827
                                             Proceeds received in connection
                                               with merger                                      --              --     338,355,029
                                             Distributions reinvested                      632,915         565,585       1,710,449
                                             Redemptions                              (126,143,411)   (208,829,522)   (313,151,895)
                                                                                  ------------------------------------------------
                                               Net Increase (Decrease)                 (31,370,328)    (41,073,166)    289,425,410

                                            Net Increase (Decrease) from
                                             Share Transactions                        (38,411,008)   (109,241,768)    355,894,556
                                                                                  ------------------------------------------------
                                                 Total Increase (Decrease)
                                                   in Net Assets                       (38,411,772)   (109,322,764)    355,911,971

                              NET ASSETS    Beginning of period                        574,804,553     684,127,317     328,215,346
                                            End of period                              536,392,781     574,804,553     684,127,317
                                            Undistributed (overdistributed)
                                               net investment income at end
                                               of period                                   (30,807)        (30,652)         42,533
                                                                                  ------------------------------------------------
                       CHANGES IN SHARES    Class A:
                                             Subscriptions                             127,218,494     271,755,491     910,150,825
                                             Issued for distributions reinvested           617,440         412,582       1,302,088
                                             Redemptions                              (130,237,093)   (309,985,944)   (855,426,769)
                                                                                  ------------------------------------------------
                                               Net Increase (Decrease)                  (2,401,159)    (37,817,871)     56,026,144
                                            Class B:
                                             Subscriptions                              34,881,706      54,247,449     155,689,123
                                             Issued for distributions reinvested            37,329          64,742         158,062
                                             Redemptions                               (35,992,364)    (82,734,670)   (141,953,166)
                                                                                  ------------------------------------------------
                                               Net Increase (Decrease)                  (1,073,329)    (28,422,479)     13,894,019
                                            Class C:
                                             Subscriptions                              13,082,677      33,670,794     120,063,342
                                             Issued for distributions reinvested            11,951          10,662          45,279
                                             Redemptions                               (16,660,815)    (35,609,703)   (123,559,630)
                                                                                  ------------------------------------------------
                                               Net Decrease                             (3,566,187)     (1,928,247)     (3,451,009)
                                            Class Z:
                                             Subscriptions                              94,140,168     167,190,771     262,735,612
                                             Issued in connection with merger                   --              --     338,355,029
                                             Issued for distributions reinvested           632,915         565,585       1,710,449
                                             Redemptions                              (126,143,411)   (208,829,520)   (313,151,894)
                                                                                  ------------------------------------------------
                                               Net Increase (Decrease)                 (31,370,328)    (41,073,164)    289,649,196

(a)  The Fund changed its fiscal year end from June 30 to March 31.
(b)  Class Z shares commenced operations on July 29, 2002.

See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2004 (UNAUDITED)                        COLUMBIA MONEY MARKET FUND

NOTE 1. ORGANIZATION

Columbia Money Market Fund (the "Fund"), a series of Columbia Funds Trust II (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

INVESTMENT GOAL

The Fund seeks maximum current income consistent with capital preservation and the maintenance of liquidity.

FUND SHARES

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are sold at net asset value. Class A shares are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months on an original purchase of $1 million to $25 million. When exchanged for Class A shares in another Columbia Fund, a sales charge may be imposed. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the period ended March 31, 2004 and the year ended June 30, 2003 was as follows:

                             MARCH 31, 2004    JUNE 30, 2003
--------------------------------------------------------------
 Distributions paid from:
    Ordinary Income*            $ 1,116,451      $ 3,520,853

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of March 31, 2004, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

     YEAR OF EXPIRATION      CAPITAL LOSS CARRYFORWARD
--------------------------------------------------------
            2005                     $   266
            2006                       2,756
            2007                       1,437
            2008                       1,578
            2009                         355
            2012                         149
                                     -------
            Total                    $ 6,541

Of the capital loss carryforwards attributable to the Fund, $4,030 ($266 will expire on March 31, 2005, $2,756 will expire on March 31, 2006, $13 will expire on March 31, 2007 and $995 will expire on March 31, 2008) was obtained in the merger with Stein Roe Cash Reserves Fund.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Fund. Columbia, the transfer agent and the distributor, are each indirect wholly owned subsidiaries of Bank of America Corporation ("BOA").

INVESTMENT ADVISORY FEE

Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

      AVERAGE DAILY NET ASSETS        ANNUAL FEE RATE
-------------------------------------------------------
         First $500 million                0.250%
          Next $500 million                0.225%
           Over $1 billion                 0.200%

For the six months ended September 30, 2004, the Fund's annualized effective investment advisory fee rate was 0.25%.


ADMINISTRATION FEE

Columbia provides administrative and other services to the Fund for a monthly administration fee based on the Fund's average daily net assets at the following annual rates:

      AVERAGE DAILY NET ASSETS        ANNUAL FEE RATE
-------------------------------------------------------
         First $500 million                0.250%
          Next $500 million                0.200%
           Over $1 billion                 0.150%

For the six months ended September 30, 2004 the Fund's annualized effective administration fee rate was 0.24%.

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund.

For the six months ended September 30, 2004, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.027%.

TRANSFER AGENT FEE

Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services to the Fund. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $33.50 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended September 30, 2004, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, was 0.21%.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. For the six months ended September 30, 2004, the Distributor has received CDSC fees of $531, $233,002 and $12,026 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.15% annually of Class C average daily net assets. In addition, Columbia has voluntarily agreed to reimburse a portion of the Class B share service fee and a portion of the Class B and Class C share distribution fees.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

CUSTODY CREDITS

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates. Effective August 23, 2004, the Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Chief Compliance Officer role. The Fund's fee will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

OTHER

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended September 30, 2004, the Fund paid $1,145 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. LINE OF CREDIT

The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the six months ended September 30, 2004, the Fund did not borrow under this arrangement.

NOTE 6. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

CONCENTRATION OF CREDIT RISK

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. At September 30, 2004, investments supported by private insurers that represent greater than 5% of the total investments of the Fund were as follows:

Fifth Third Bank 7.9%

LEGAL PROCEEDINGS

Columbia, the Distributor, and certain of their affiliates (collectively, "The Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds as well as other industry wide issues. The Columbia Group has not uncovered any instances where Columbia or the Distributor were knowingly involved in late trading of mutual fund shares.

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and the Distributor, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against Columbia and the Distributor alleging that Columbia and the Distributor had violated certain New York anti-fraud statutes. If either Columbia or the Distributor is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent Columbia, the Distributor or any company that is an affiliated person of Columbia and the Distributor from serving as an investment advisor or distributor for any registered investment company, including your fund. Your fund has been informed by Columbia and the Distributor that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as your fund's investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, Columbia and the Distributor entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and the Distributor agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and the Distributor to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and the Distributor's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group and its affiliate Banc of America Capital Management, LLC have agreed to collectively reduce mutual fund fees by $160 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or FleetBoston (and affiliated entities). More than 300 cases (including those filed against entities unaffiliated with the funds, their Boards and/or FleetBoston and its affiliated entities) have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland. Recently, certain Columbia funds and affiliated entities have been named as defendants in several derivative actions under various sections of the Investment Company Act of 1940, as amended, alleging, among other things, that the fees and expenses paid by those funds are excessive. The funds and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These suits and certain regulatory investigations are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the funds.

NOTE 7. NAME CHANGE

Effective October 13, 2003, the Liberty Money Market Fund was renamed Columbia Money Market Fund. Also on this date, the Liberty Funds Trust II was renamed Columbia Funds Trust II.

NOTE 8. COMPARABILITY OF FINANCIAL STATEMENTS

The fiscal year end of the Fund was changed from June 30 to March 31.

FINANCIAL HIGHLIGHTS

                                                      COLUMBIA MONEY MARKET FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                   (UNAUDITED)
                                   SIX MONTHS              PERIOD
                                        ENDED               ENDED
                                SEPTEMBER 30,           MARCH 31,                      YEAR ENDED JUNE 30,
CLASS A SHARES                           2004             2004(a)             2003(b)          2002(b)       2001(b)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD             $       1.000           $   1.000           $   1.000        $   1.000     $   1.000

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                   0.003(c)            0.002(c)            0.006(c)         0.015         0.052

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment
income                                 (0.003)             (0.002)             (0.006)          (0.015)       (0.052)

NET ASSET VALUE,
END OF PERIOD                   $       1.000           $   1.000           $   1.000        $   1.000     $   1.000
Total return (d)                         0.28%(e)            0.22%(e)(f)         0.60%            1.56%         5.34%(f)

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Expenses                                 0.77%(g)(h)         0.88%(g)(h)         0.89%(g)         1.01%         0.70%
Net investment income                    0.56%(g)(h)         0.27%(g)(h)         0.61%(g)         1.54%         5.31%
Waiver/reimbursement                       --                0.04%(h)              --               --          0.19%
Net assets, end of
period (000's)                  $     226,348           $ 228,750           $ 266,602        $ 210,616     $ 189,822

                                    YEAR ENDED JUNE 30,
CLASS A SHARES                    2000(b)          1999(b)
----------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD             $   1.000        $   1.000

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income               0.052            0.046

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment
income                             (0.052)          (0.046)

NET ASSET VALUE,
END OF PERIOD                   $   1.000        $   1.000
Total return (d)                     5.26%(f)         4.70%(f)

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Expenses                             0.65%(g)         0.68%(g)
Net investment income                5.13%(g)         4.61%(g)
Waiver/reimbursement                 0.19%            0.19%
Net assets, end of
period (000's)                  $ 178,678        $ 157,790

(a)  The Fund changed its fiscal year end from June 30 to March 31.
(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Cash Reserves Portfolio, prior to the merger.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)  Not annualized.
(f) Had the Investment Advisor/Administrator and/or Distributor not waived a portion of expenses, total return would have been reduced.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                    (UNAUDITED)
                                     SIX MONTHS              PERIOD
                                          ENDED               ENDED
                                  SEPTEMBER 30,           MARCH 31,                      YEAR ENDED JUNE 30,
CLASS B SHARES                             2004             2004(a)             2003(b)          2002(b)       2001(b)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD               $       1.000           $   1.000           $   1.000        $   1.000     $   1.000

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                     0.001(c)            0.001(c)            0.002(c)         0.007         0.042

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment
income                                   (0.001)             (0.001)             (0.002)          (0.007)       (0.042)

NET ASSET VALUE,
END OF PERIOD                     $       1.000           $   1.000           $   1.000        $   1.000     $   1.000
Total return (d) (e)                       0.05%(f)            0.08%(f)            0.17%            0.73%         4.31%

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Expenses                                   1.23%(g)(h)         1.06%(g)(h)         1.41%(g)         1.84%         1.70%
Net investment income                      0.10%(g)(h)         0.09%(g)(h)         0.10%(g)         0.71%         4.31%
Waiver/reimbursement                       0.54%(h)            0.86%(h)            0.56%            0.17%         0.19%
Net assets, end of
period (000's)                    $      81,265           $  82,338           $ 110,776        $  96,827     $  80,879

                                      YEAR ENDED JUNE 30,
CLASS B SHARES                      2000(b)          1999(b)
---------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD               $   1.000        $   1.000

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                 0.041            0.036

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment
income                               (0.041)          (0.036)

NET ASSET VALUE,
END OF PERIOD                     $   1.000        $   1.000
Total return (d) (e)                   3.99%            3.68%

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Expenses                               1.65%(g)         1.68%(g)
Net investment income                  4.13%(g)         3.61%(g)
Waiver/reimbursement                   0.19%            0.19%
Net assets, end of
period (000's)                    $  69,214        $  93,821

(a)  The Fund changed its fiscal year end from June 30 to March 31.
(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Cash Reserves Portfolio, prior to the merger.
(c) Per share data was calculated using average shares outstanding for the period.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Investment Advisor/Administrator and/or Distributor not waived a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                   (UNAUDITED)
                                   SIX MONTHS              PERIOD
                                        ENDED               ENDED
                                SEPTEMBER 30,           MARCH 31,                      YEAR ENDED JUNE 30,
CLASS C SHARES                           2004             2004(a)             2003(b)          2002(b)       2001(b)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD             $       1.000           $   1.000           $   1.000        $   1.000     $   1.000

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                   0.001(c)            0.001(c)            0.003(c)         0.011         0.048

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment
income                                 (0.001)             (0.001)             (0.003)          (0.011)       (0.048)

NET ASSET VALUE,
END OF PERIOD                   $       1.000           $   1.000           $   1.000        $   1.000     $   1.000
Total return (d) (e)                     0.11%(f)            0.08%(f)            0.27%            1.16%         4.93%

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Expenses                                 1.12%(g)(h)         1.06%(g)(h)         1.23%(g)         1.41%         1.10%
Net investment income                    0.21%(g)(h)         0.10%(g)(h)         0.30%(g)         1.14%         4.91%
Waiver/reimbursement                     0.66%(h)            0.86%(h)            0.66%            0.60%         0.79%
Net assets, end of
period (000's)                  $      11,827           $  15,393           $  17,324        $  20,772     $  10,010

                                    YEAR ENDED JUNE 30,
CLASS C SHARES                    2000(b)          1999(b)
----------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD             $   1.000        $   1.000

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income               0.048            0.042

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment
income                             (0.048)          (0.042)

NET ASSET VALUE,
END OF PERIOD                   $   1.000        $   1.000
Total return (d) (e)                 4.71%            4.30%

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Expenses                             1.05%(g)         1.08%(g)
Net investment income                4.73%(g)         4.21%(g)
Waiver/reimbursement                 0.79%            0.79%
Net assets, end of
period (000's)                  $   3,950        $   2,194

(a)  The Fund changed its fiscal year end from June 30 to March 31.
(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Cash Reserves Portfolio, prior to the merger.
(c) Per share data was calculated using average shares outstanding for the period.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Investment Advisor/Administrator and/or Distributor not waived a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                            (UNAUDITED)             PERIOD                PERIOD
                                                       SIX MONTHS ENDED              ENDED                 ENDED
                                                          SEPTEMBER 30,          MARCH 31,              JUNE 30,
CLASS Z SHARES                                                     2004            2004(a)               2003(b)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $          1.000    $         1.000       $         1.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                                         0.003              0.002                 0.006

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                       (0.003)            (0.002)               (0.006)

NET ASSET VALUE, END OF PERIOD                         $          1.000    $         1.000       $         1.000
Total return (d) (e)                                               0.28%              0.22%(f)              0.55%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (g) (h)                                                   0.77%              0.88%                 0.89%
Net investment income (g) (h)                                      0.56%              0.27%                 0.61%
Waiver/reimbursement                                                 --               0.04%(h)                --
Net assets, end of period (000's)                      $        216,953    $       248,324       $       289,425

(a)  The Fund changed its fiscal year end from June 30 to March 31.
(b) Class Z shares were initially offered on July 29, 2002. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d)  Not annualized.
(e)  Total return at net asset value assuming all distributions reinvested.
(f) Had the Investment Advisor/Administrator and/or Distributor not waived a portion of expenses, total return would have been reduced.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.

IMPORTANT INFORMATION ABOUT THIS REPORT
                                                      COLUMBIA MONEY MARKET FUND

TRANSFER AGENT
Columbia Funds Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

DISTRIBUTOR
Columbia Funds Distributor, Inc.
One Financial Center
Boston MA 02111

INVESTMENT ADVISOR
Columbia Management Advisors, Inc.
100 Federal Street
Boston MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Money Market Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to their portfolio securities and a copy of the fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

COLUMBIA FUNDS
                                                      COLUMBIA MONEY MARKET FUND

                              LARGE GROWTH        Columbia Common Stock*
                                                  Columbia Growth*
                                                  Columbia Growth Stock
                                                  Columbia Large Cap Growth
                                                  Columbia Tax-Managed Growth
                                                  Columbia Tax-Managed Growth II
                                                  Columbia Young Investor

                               LARGE VALUE        Columbia Disciplined Value
                                                  Columbia Growth & Income
                                                  Columbia Large Cap Core
                                                  Columbia Tax-Managed Value

                             MIDCAP GROWTH        Columbia Acorn Select
                                                  Columbia Mid Cap Growth
                                                  Columbia Tax-Managed Aggressive Growth**

                              MIDCAP VALUE        Columbia Dividend Income
                                                  Columbia Mid Cap
                                                  Columbia Strategic Investor

                              SMALL GROWTH        Columbia Acorn
                                                  Columbia Acorn USA
                                                  Columbia Small Company Equity

                               SMALL VALUE        Columbia Small Cap
                                                  Columbia Small Cap Value

                                  BALANCED        Columbia Asset Allocation
                                                  Columbia Balanced
                                                  Columbia Liberty Fund

                                 SPECIALTY        Columbia Real Estate Equity
                                                  Columbia Technology
                                                  Columbia Utilities

                      TAXABLE FIXED-INCOME        Columbia Contrarian Income*
                                                  Columbia Corporate Bond*
                                                  Columbia Federal Securities
                                                  Columbia Fixed Income Securities
                                                  Columbia High Yield
                                                  Columbia High Yield Opportunities
                                                  Columbia Income
                                                  Columbia Intermediate Bond
                                                  Columbia Intermediate Government Income
                                                  Columbia Quality Plus Bond
                                                  Columbia Short Term Bond
                                                  Columbia Strategic Income

                                TAX EXEMPT        Columbia High Yield Municipal
                                                  Columbia Intermediate Tax-Exempt Bond
                                                  Columbia Managed Municipals
                                                  Columbia National Municipal Bond
                                                  Columbia Tax-Exempt
                                                  Columbia Tax-Exempt Insured

                   SINGLE STATE TAX EXEMPT        Columbia California Tax-Exempt
                                                  Columbia Connecticut Intermediate Municipal Bond
                                                  Columbia Connecticut Tax-Exempt
                                                  Columbia Florida Intermediate Municipal Bond
                                                  Columbia Massachusetts Intermediate Municipal Bond
                                                  Columbia Massachusetts Tax-Exempt
                                                  Columbia New Jersey Intermediate Municipal Bond
                                                  Columbia New York Intermediate Municipal Bond
                                                  Columbia New York Tax-Exempt
                                                  Columbia Oregon Municipal Bond
                                                  Columbia Pennsylvania Intermediate Municipal Bond
                                                  Columbia Rhode Island Intermediate Municipal Bond

                              MONEY MARKET        Columbia Money Market
                                                  Columbia Municipal Money Market

                      INTERNATIONAL/GLOBAL        Columbia Acorn International
                                                  Columbia Acorn International Select
                                                  Columbia Europe**
                                                  Columbia Global Equity
                                                  Columbia International Equity*
                                                  Columbia International Stock
                                                  Columbia Newport Asia Pacific**
                                                  Columbia Newport Greater China
                                                  Columbia Newport Tiger

                                     INDEX        Columbia Large Company Index
                                                  Columbia Small Company Index
                                                  Columbia U.S. Treasury Index

* The fund will be closed to new investments after the close of business on November 10, 2004. The fund's trustees have approved the merger, which will take effect on or about February 26, 2005, pending shareholder approval.
** The fund will be closed to new investments after the close of business on November 10, 2004. The fund's trustees have approved the liquidation, which will take effect on December 10, 2004.

Please consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. Contact us at 800-345-6611 for a prospectus which contains this and other important information about the fund. Read it carefully before you invest.


For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management Group and Columbia Management refer collectively to the various investment advisory and distributor subsidiaries of Columbia Management Group, including Columbia Management Advisors, Inc., the registered investment advisor, and Columbia Funds Distributor, Inc.

[GRAPHIC]

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

COLUMBIA MONEY MARKET FUND SEMIANNUAL REPORT, SEPTEMBER 30, 2004      PRSRT STD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                   HOLLISTON, MA
                                                                   PERMIT NO. 20


[COLUMBIAFUNDS(R) LOGO]

A MEMBER OF COLUMBIA MANAGEMENT GROUP


(C)2004 COLUMBIA FUNDS DISTRIBUTOR, INC.
ONE FINANCIAL CENTER, BOSTON, MA 02111-2621
800.345.6611 www.columbiafunds.com


                                                757-03/976S-0904 (11/04) 04/3389

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                   Columbia Funds Trust II
            ---------------------------------------------------------


By (Signature and Title)       /s/ Christopher L. Wilson
                         --------------------------------------------
                               Christopher L. Wilson, President


Date                           November 24, 2004
     ----------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)       /s/ Christopher L. Wilson
                         --------------------------------------------
                               Christopher L. Wilson, President


Date                           November 24, 2004
     ----------------------------------------------------------------


By (Signature and Title)       /s/ J. Kevin Connaughton
                         --------------------------------------------
                               J. Kevin Connaughton, Treasurer


Date                           November 24, 2004
     ----------------------------------------------------------------